Fair values of financial assets and liabilities - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 4,235	£ 3,165
Derivative liabilities	(5,787)	(4,307)
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	0	0
Derivative liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	4,235	3,165
Derivative liabilities	(5,644)	(4,168)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	0	0
Derivative liabilities	£ (143)	£ (139)